M G F
                                  SERVICE CORP




November 4, 1996



Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  The Tuscarora Investment Trust
     File Nos. 33-90358 and 811-9000

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to The Tuscarora Investment Trust's registration statement on Form N-1A and
(ii) the text of Post-Effective Amendment No. 2 has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary




                                MGF SERVICE CORP.
                     A SUBSIDIARY OF LESHNER FINANCIAL, INC.

       312 WALNUT STREET|CINCINNATI, OHIO 45202|513\629-2000|800\543-8721